Schedule of Investments (unaudited) May 31, 2019	iShares® Edge High Yield Defensive Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.5%
TransDigm Inc.
6.25%, 03/15/26 (Call 03/15/22)(a)	$75	$76,594
6.38%, 06/15/26 (Call 06/15/21)	125	122,187
6.50%, 07/15/24 (Call 07/15/19)	75	74,726
6.50%, 05/15/25 (Call 05/15/20)	25	24,813

		298,320

Agriculture — 0.7%
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/20)(a)	140	128,335

Auto Manufacturers — 2.3%
Allison Transmission Inc.
5.00%, 10/01/24 (Call 10/01/19)(a)	100	99,320
5.88%, 06/01/29 (Call 06/01/24)(a)	50	50,438
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/23
(Call 07/01/19)(a)(b)	250	242,500
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)(b)	75	61,126

		453,384

Auto Parts & Equipment — 0.5%
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/20)(a)	25	24,938
Meritor Inc., 6.25%, 02/15/24 (Call 07/01/19)(b)	50	51,047
Titan International Inc., 6.50%, 11/30/23 (Call 11/30/19)	25	21,422

		97,407

Banks — 1.0%
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	200	189,559

Beverages — 0.5%
Cott Holdings Inc., 5.50%, 04/01/25 (Call 04/01/20)(a)	100	98,500

Building Materials — 0.6%
Builders FirstSource Inc., 5.63%, 09/01/24 (Call 09/01/19)(a)	110	109,863

Chemicals — 2.2%
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 04/15/21)(a)	25	25,063
OCI NV, 6.63%, 04/15/23 (Call 04/15/20)(a)	200	204,000
PolyOne Corp., 5.25%, 03/15/23(b)	50	51,562
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 04/01/20)(a)	95	86,925
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 09/01/20)(a)	75	69,562

		437,112

Coal — 0.5%
Peabody Energy Corp.
6.00%, 03/31/22 (Call 07/01/19)(a)	50	49,313
6.38%, 03/31/25 (Call 03/31/20)(a)(b)	50	48,500

		97,813

Commercial Services — 3.4%
ADT Security Corp. (The), 4.88%, 07/15/32(a)(b)	75	62,063
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(a)	75	72,562
Cimpress NV, 7.00%, 06/15/26 (Call 06/15/21)(a)(b)	150	148,125
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 07/01/19)(a)	150	148,365
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 01/15/20)(a)(b)	50	50,750
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/19)(a)	100	100,000
United Rentals North America Inc., 4.88%, 01/15/28
(Call 01/15/23)	75	72,720

		654,585

Computers — 2.3%
Booz Allen Hamilton Inc., 5.13%, 05/01/25 (Call 05/01/20)(a)	25	25,031

Security	Par (000)	Value

Computers (continued)
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)(b)	$62	$49,135
GCI LLC, 6.88%, 04/15/25 (Call 04/15/20)	50	51,438
NCR Corp.
5.00%, 07/15/22 (Call 07/01/19)	90	89,748
6.38%, 12/15/23 (Call 07/01/19)	75	76,618
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	160	151,723

		443,693

Cosmetics & Personal Care — 1.2%
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/19)(a)	50	52,063
Edgewell Personal Care Co., 4.70%, 05/24/22(b)	50	49,901
Revlon Consumer Products Corp., 5.75%, 02/15/21 (Call 07/01/19)	150	134,250

		236,214

Distribution & Wholesale — 1.0%
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/20)(a)	125	123,125
LKQ Corp., 4.75%, 05/15/23 (Call 07/01/19)	75	75,000

		198,125

Diversified Financial Services — 5.6%
Ally Financial Inc., 8.00%, 11/01/31	125	158,437
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 03/15/22)(a)	50	51,875
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(a)	115	94,875
Enova International Inc., 8.50%, 09/15/25 (Call 09/15/21)(a)	50	46,375
goeasy Ltd., 7.88%, 11/01/22 (Call 11/01/19)(a)	50	51,945
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 02/01/22 (Call 07/01/19)(b)	75	76,406
6.38%, 12/15/25 (Call 12/15/20)	75	75,375
6.75%, 02/01/24 (Call 02/01/20)	75	76,875
LPL Holdings Inc., 5.75%, 09/15/25 (Call 03/15/20)(a)	125	125,625
Springleaf Finance Corp.
6.88%, 03/15/25	125	130,275
7.13%, 03/15/26	150	157,268
VFH Parent LLC/Orchestra Co-Issuer Inc., 6.75%, 06/15/22 (Call 07/01/19)(a)	50	51,518

		1,096,849

Electric — 1.7%
Clearway Energy Operating LLC, 5.75%, 10/15/25 (Call 10/15/21)(a)	150	149,625
NRG Energy Inc.
5.75%, 01/15/28 (Call 01/15/23)	75	78,281
7.25%, 05/15/26 (Call 05/15/21)	100	107,875

		335,781

Electrical Components & Equipment — 0.6%
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)(a)	50	49,360
6.38%, 07/15/26 (Call 07/15/21)(a)	75	75,188

		124,548

Electronics — 0.7%
Sensata Technologies BV, 4.88%, 10/15/23(a)	125	127,188

Engineering & Construction — 1.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	150	147,282
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/20)(a)	75	72,026

		219,308

Entertainment — 1.5%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 07/01/19)	50	51,125
Cinemark USA Inc., 4.88%, 06/01/23 (Call 07/01/19)	75	75,469
Eldorado Resorts Inc., 6.00%, 04/01/25 (Call 04/01/20)	25	25,468

1

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Edge High Yield Defensive Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)(a)	$125	$123,462
5.50%, 04/15/27 (Call 04/15/22)(a)	25	24,927

		300,451

Environmental Control — 0.1%
Covanta Holding Corp., 5.88%, 07/01/25 (Call 07/01/20)	25	25,531

Food — 3.5%
B&G Foods Inc., 5.25%, 04/01/25 (Call 04/01/20)	125	120,859
BRF GmbH, 4.35%, 09/29/26(a)	200	186,250
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)(a)	75	75,938
5.88%, 09/30/27 (Call 09/30/22)(a)	100	100,595
Post Holdings Inc.
5.50%, 03/01/25 (Call 03/01/20)(a)	150	151,312
5.75%, 03/01/27 (Call 03/01/22)(a)	50	50,250

		685,204

Gas — 1.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%, 05/20/24 (Call 03/20/24)	100	103,500
5.75%, 05/20/27 (Call 02/20/27)	75	76,877
5.88%, 08/20/26 (Call 05/20/26)	25	25,875

		206,252

Health Care – Services — 4.2%
AHP Health Partners Inc., 9.75%, 07/15/26 (Call 07/15/21)(a)	60	63,450
DaVita Inc. 5.00%, 05/01/25 (Call 05/01/20)(b)	125	118,212
5.13%, 07/15/24 (Call 07/15/19)	75	73,103
Encompass Health Corp., 5.75%, 11/01/24 (Call 07/01/19)	100	100,750
HCA Inc. 5.38%, 02/01/25	100	104,345
7.50%, 02/15/22	125	136,719
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(a)	150	151,500
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	75	76,477

		824,556

Home Builders — 0.9%
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	50	43,875
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	75	78,094
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	50	49,508

		171,477

Insurance — 0.8%
Genworth Holdings Inc. 4.80%, 02/15/24	25	20,313
4.90%, 08/15/23	50	41,500
7.63%, 09/24/21	100	96,250

		158,063

Internet — 1.4%
Netflix Inc. 4.88%, 04/15/28	100	98,771
5.88%, 02/15/25	25	26,524
VeriSign Inc., 4.63%, 05/01/23 (Call 07/01/19)	50	50,485
Zayo Group LLC/Zayo Capital Inc., 6.38%, 05/15/25 (Call 05/15/20)	100	102,875

		278,655

Iron & Steel — 2.5%
Allegheny Technologies Inc. 5.95%, 01/15/21 (Call 10/15/20)	50	49,610
7.88%, 08/15/23 (Call 05/15/23)	75	78,728
Cleveland-Cliffs Inc., 5.75%, 03/01/25 (Call 03/01/20)	88	85,800
Commercial Metals Co., 5.75%, 04/15/26 (Call 04/15/21)	25	24,469
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(a)	100	100,469

Security	Par (000)	Value

Iron & Steel (continued)
U.S. Steel Corp. 6.25%, 03/15/26 (Call 03/15/21)	$70	$57,487
6.88%, 08/15/25 (Call 08/15/20)	100	86,550

		483,113

Leisure Time — 0.6%
Sabre GLBL Inc. 5.25%, 11/15/23 (Call 07/01/19)(a)	100	100,500
5.38%, 04/15/23 (Call 07/01/19)(a)	25	25,192

		125,692

Lodging — 0.7%
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)(a)	100	103,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(a)	25	23,755

		127,255

Machinery — 0.8%
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25
(Call 12/15/20)(a)	75	73,687
Terex Corp., 5.63%, 02/01/25 (Call 02/01/20)(a)	75	73,744

		147,431

Media — 5.0%
Altice France SA/France, 8.13%, 02/01/27 (Call 02/01/22)(a)	100	99,875
Cable One Inc., 5.75%, 06/15/22 (Call 06/15/19)(a)	50	50,725
DISH DBS Corp. 5.00%, 03/15/23	175	163,625
7.75%, 07/01/26(b)	150	137,625
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)	140	144,186
Sirius XM Radio Inc. 5.38%, 04/15/25 (Call 04/15/20)(a)	125	125,877
6.00%, 07/15/24 (Call 07/15/19)(a)	50	51,385
Virgin Media Secured Finance PLC, 5.50%, 08/15/26 (Call 08/15/21)(a)	200	201,030

		974,328

Mining — 5.9%
Alcoa Nederland Holding BV, 6.75%, 09/30/24 (Call 09/30/19)(a)	200	204,000
First Quantum Minerals Ltd., 7.25%, 04/01/23 (Call 10/01/19)(a)(b)	200	182,500
FMG Resources August 2006 Pty Ltd. 5.13%, 03/15/23 (Call 12/15/22)(a)(b)	100	101,000
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	75	75,241
Freeport-McMoRan Inc. 3.88%, 03/15/23 (Call 12/15/22)	50	48,125
6.88%, 02/15/23 (Call 02/15/20)	100	104,500
Hudbay Minerals Inc., 7.63%, 01/15/25 (Call 01/15/20)(a)	25	24,813
IAMGOLD Corp., 7.00%, 04/15/25 (Call 04/15/20)(a)	25	24,907
Vedanta Resources Finance II PLC, 8.00%, 04/23/23(a)	200	196,000
Vedanta Resources Ltd., 6.38%, 07/30/22(a)	200	191,500

		1,152,586

Office & Business Equipment — 0.8%
Pitney Bowes Inc. 3.88%, 10/01/21 (Call 09/01/21)	75	72,120
4.63%, 03/15/24 (Call 12/15/23)(b)	85	75,311

		147,431

Oil & Gas — 6.9%
Athabasca Oil Corp., 9.88%, 02/24/22 (Call 07/02/19)(a)(b)	75	70,500
Chesapeake Energy Corp., 8.00%, 03/15/26 (Call 03/15/22)(a)	150	136,125
CVR Refining LLC/Coffeyville Finance Inc., 6.50%, 11/01/22 (Call 07/01/19)	50	50,375
Denbury Resources Inc. 7.50%, 02/15/24 (Call 08/15/20)(a)	25	21,688
9.00%, 05/15/21 (Call 07/01/19)(a)	150	145,875

2

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Edge High Yield Defensive Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Diamond Offshore Drilling Inc., 7.88%, 08/15/25 (Call 05/15/25)	$75	$67,312
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/21)(a)(b)	40	40,200
Murphy Oil Corp., 6.88%, 08/15/24 (Call 08/15/19)	50	51,799
Murphy Oil USA Inc., 6.00%, 08/15/23 (Call 07/01/19)	50	50,750
PBF Holding Co. LLC/PBF Finance Corp. 7.00%, 11/15/23 (Call 07/01/19)	75	76,500
7.25%, 06/15/25 (Call 06/15/20)	85	86,275
Seven Generations Energy Ltd. 5.38%, 09/30/25 (Call 09/30/20)(a)	100	94,750
6.88%, 06/30/23 (Call 07/02/19)(a)	50	50,375
Southwestern Energy Co. 6.20%, 01/23/25 (Call 10/23/24)	75	69,727
7.75%, 10/01/27 (Call 10/01/22)	100	95,500
Sunoco LP/Sunoco Finance Corp. 4.88%, 01/15/23 (Call 01/15/20)	100	100,772
5.50%, 02/15/26 (Call 02/15/21)	40	40,400
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/20)(a)	100	98,375

		1,347,298

Oil & Gas Services — 0.7%
SESI LLC 7.13%, 12/15/21 (Call 07/01/19)	125	93,125
7.75%, 09/15/24 (Call 09/15/20)	65	42,900

		136,025

Packaging & Containers — 0.9%
Berry Global Escrow Corp., 5.63%, 07/15/27 (Call 07/15/22)(a)	10	10,104
Berry Global Inc. 4.50%, 02/15/26 (Call 02/15/21)(a)	75	70,890
5.13%, 07/15/23 (Call 07/01/19)	100	100,750

		181,744

Pharmaceuticals — 3.6%
Bausch Health Americas Inc. 8.50%, 01/31/27 (Call 07/31/22)(a)	100	104,969
9.25%, 04/01/26 (Call 04/01/22)(a)	175	189,492
Bausch Health Companies Inc. 7.00%, 03/15/24 (Call 03/15/20)(a)	50	52,219
9.00%, 12/15/25 (Call 12/15/21)(a)(b)	100	107,625
Endo Dac/Endo Finance LLC/Endo Finco Inc., 6.00%, 07/15/23 (Call 07/01/19)(a)	200	143,500
Horizon Pharma USA Inc., 6.63%, 05/01/23 (Call 07/01/19)	94	96,232

		694,037

Pipelines — 2.1%
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24 (Call 01/01/24)	100	111,470
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23 (Call 06/17/19)(b)	75	75,622
Genesis Energy LP/Genesis Energy Finance Corp. 6.50%, 10/01/25 (Call 10/01/20)	75	71,250
6.75%, 08/01/22 (Call 07/01/19)	100	99,500
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 07/01/19)	50	50,500

		408,342

Real Estate — 1.7%
Forestar Group Inc., 8.00%, 04/15/24 (Call 04/15/21)(a)	50	50,750
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(a)	150	148,125
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 07/01/19)	125	124,393

		323,268

Real Estate Investment Trusts — 3.8%
CyrusOne LP/CyrusOne Finance Corp., 5.00%, 03/15/24 (Call 03/15/20)	50	50,360
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(a)	125	125,312

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Iron Mountain Inc. 5.25%, 03/15/28 (Call 12/27/22)(a)	$10	$9,450
5.75%, 08/15/24 (Call 06/11/19)	135	133,923
6.00%, 08/15/23 (Call 06/11/19)	50	51,000
Starwood Property Trust Inc., 5.00%, 12/15/21 (Call 09/15/21)	100	100,578
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.13%, 12/15/24 (Call 12/15/19)(a)(b)	20	17,200
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC 6.00%, 04/15/23 (Call 07/01/19)(a)	25	23,375
8.25%, 10/15/23 (Call 07/01/19)(b)	150	133,781
Washington Prime Group LP, 5.95%, 08/15/24 (Call 06/15/24)(b)	100	91,500

		736,479

Retail — 3.5%
1011778 BC ULC/New Red Finance Inc., 5.00%, 10/15/25 (Call 10/15/20)(a)	150	147,750
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.00%, 06/01/24 (Call 07/01/19)(a)	125	126,562
5.25%, 06/01/26 (Call 06/01/21)(a)	50	50,519
L Brands Inc. 6.75%, 07/01/36	110	93,500
6.88%, 11/01/35(b)	150	130,500
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 07/01/19)	75	73,500
Superior Plus LP/Superior General Partner Inc., 7.00%, 07/15/26 (Call 07/15/21)(a)	50	50,891

		673,222

Semiconductors — 0.5%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)	100	95,500

Software — 1.8%
CDK Global Inc. 5.00%, 10/15/24 (Call 07/15/24)	50	51,403
5.88%, 06/15/26 (Call 06/15/21)	10	10,350
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., 6.00%, 07/15/25 (Call 07/15/20)(a)	25	25,500
MSCI Inc., 5.75%, 08/15/25 (Call 08/15/20)(a)	100	104,230
Open Text Corp. 5.63%, 01/15/23 (Call 07/01/19)(a)	50	50,631
5.88%, 06/01/26 (Call 06/01/21)(a)	50	52,125
PTC Inc., 6.00%, 05/15/24 (Call 07/01/19)	50	52,375

		346,614

Telecommunications — 9.5%
CenturyLink Inc.
Series P, 7.60%, 09/15/39(b)	75	65,250
Series U, 7.65%, 03/15/42	75	65,062
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	100	106,750
GTT Communications Inc., 7.88%, 12/31/24 (Call 12/31/19)(a)(b)	75	63,188
Hughes Satellite Systems Corp. 5.25%, 08/01/26	75	74,646
6.63%, 08/01/26(b)	100	99,875
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(a)(b)	175	152,687
Intelsat Luxembourg SA, 8.13%, 06/01/23 (Call 07/16/19)(b)	175	126,474
Millicom International Cellular SA, 6.00%, 03/15/25 (Call 03/15/20)(a)	200	207,250
Plantronics Inc., 5.50%, 05/31/23 (Call 07/01/19)(a)(b)	75	74,344
Sprint Capital Corp., 8.75%, 03/15/32	100	114,750
Sprint Corp. 7.13%, 06/15/24	75	78,000
7.63%, 02/15/25 (Call 11/15/24)(b)	150	158,625
7.63%, 03/01/26 (Call 11/01/25)	25	26,488
7.88%, 09/15/23	130	139,425
ViaSat Inc., 5.63%, 09/15/25 (Call 09/15/20)(a)	100	97,000
Wind Tre SpA, 5.00%, 01/20/26 (Call 11/03/20)(a)	200	189,460

		1,839,274

3

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Edge High Yield Defensive Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Toys, Games & Hobbies — 0.8%
Mattel Inc., 6.75%, 12/31/25 (Call 12/31/20)(a)(b)	$150	$147,707

Transportation — 1.0%
XPO Logistics Inc. 6.13%, 09/01/23 (Call 09/01/19)(a)	50	50,259
6.75%, 08/15/24 (Call 08/15/21)(a)	150	154,312

		204,571

Trucking & Leasing — 0.4%
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (Call 03/15/20)(a)	75	75,563

Total Corporate Bonds & Notes — 94.4% (Cost: $18,619,436)		18,364,253

	Shares (000)

Short-Term Investments

Money Market Funds — 17.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.53%(c)(d)(e)	2,915	2,915,678
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(c)(d)	460	459,627

		3,375,305

Total Short-Term Investments — 17.3% (Cost: $3,374,775)		3,375,305

Total Investments in Securities — 111.7% (Cost: $21,994,211)		21,739,558

Other Assets, Less Liabilities — (11.7)%		(2,279,963)

Net Assets — 100.0%		$19,459,595

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended May 31, 2019, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 05/31/19 (000)	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,049	(134)	2,915	$2,915,678	$4,356	(a)	$351	$(296)
BlackRock Cash Funds: Treasury, SL Agency Shares	313	147	460	459,627	1,189		—	—

				$3,375,305	$5,545		$351	$(296)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

4

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Edge High Yield Defensive Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$18,364,253	$—	$18,364,253
Money Market Funds	3,375,305	—	—	3,375,305

	$3,375,305	$18,364,253	$—	$21,739,558

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